INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Average effective tax rate	207.70%	16.00%
Applicable tax rate	26.60%	26.60%